SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 HKD ($)	May 20, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 14,273			$ 111,101,000			$ 64,546,000
Non-current assets	1,049			8,151,000			7,183,000
Current liabilities	(4,138)			(32,210,000)			(15,516,000)
Net assets of Golden Harvest	$ 11,184			$ 87,042,000		$ 7,108	55,219,000	$ 60,742,000
Golden Harvest Trust Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	20.00%			20.00%	20.00%
Golden Harvest Trust Limited [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 2,356			$ 18,336,000
Non-current assets	11			84,000
Current liabilities	(2,134)			(16,608,000)
Total comprehensive loss	(44)	$ (344,000)
Net assets of Golden Harvest	233			1,812,000
Share of net assets of Golden Harvest	47			362
Goodwill, net of impairment	282			2,195,000
Goodwill, Acquired During Period		$ 2,195,000
Carrying amount of the Companys interest in Golden Harvest	$ 329			$ 2,557,000
Golden Harvest Trust Limited [Member] | Golden Harvest Trust Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	20.00%			20.00%